As filed with the Securities and Exchange Commission on March 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  April 30, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedules of Investments.

SiM Dynamic Allocation Diversified Income Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Shares		Value
	EQUITIES - 10.6%
	Real Estate Investment Trusts - 10.6%
5,086	American Capital Agency Corp.	$149,122
24,586	Annaly Capital Management, Inc.	414,028
5,176	Hatteras Financial Corp.	143,686
9,430	Invesco Mortgage Capital, Inc.	147,862
30,815	MFA Financial, Inc.	226,182
	TOTAL EQUITIES (Cost $1,086,948)	1,080,880

	EXCHANGE-TRADED FUNDS - 86.1%
	Equity ETFs - 19.6%
1,847	Consumer Staples Select Sector SPDR Fund	59,159
2,387	Health Care Select Sector SPDR Fund	85,455
3,257	iShares Cohen & Steers Realty Majors Index Fund	242,451
2,084	iShares MSCI EAFE Index Fund	108,660
2,576	iShares MSCI Emerging Markets Index	108,527
2,970	iShares Russell 1000 Growth Index Fund	182,002
2,004	iShares Russell 1000 Value Index Fund	132,084
1,278	iShares Russell 2000 Growth Index Fund	115,748
1,371	iShares Russell 2000 Value Index Fund	96,039
1,462	iShares Russell Midcap Growth Index Fund	86,287
1,083	iShares Russell Midcap Value Index Fund	49,320
6,400	SPDR Barclays Capital Convertible Securities ETF	245,887
3,883	Technology Select Sector SPDR Fund	105,035
2,777	Vanguard Growth ETF	182,282
3,451	Vanguard Value ETF	187,424
		1,986,360
	Fixed Income ETFs - 66.5%
2,267	iShares Barclays 7-10 Year Treasury Bond Fund	241,390
10,841	iShares Barclays Credit Bond Fund	1,197,389
8,009	iShares Barclays MBS Bond Fund	867,935
2,025	iShares Barclays US Treasury Inflation Protected Securities Fund	241,704
10,345	iShares iBoxx $ High Yield Corporate Bond Fund	938,705
9,692	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,126,211
4,009	iShares JP Morgan USD Emerging Markets Bond Fund	444,999
19,427	iShares S&P U.S. Preferred Stock Index Fund	740,946
24,253	SPDR Barclays Capital High Yield Bond ETF	957,266
		6,756,545
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,522,766)	8,742,905

	SHORT-TERM INVESTMENTS - 3.3%
329,924	Fidelity Institutional Money Market Portfolio - Class I, 0.22% (a)	329,924
	TOTAL SHORT-TERM INVESTMENTS (Cost $329,924)	329,924

	Total Investments in Securities (Cost $9,939,638) - 100.0%	10,153,709
	Other Assets in Excess of Liabilities - 0.0%	2,036
	NET ASSETS - 100.0%	$10,155,745

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day yield as of January 31, 2012.

SiM Dynamic Allocation Balanced Income Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Shares		Value
	EQUITIES - 6.6%
	Real Estate Investment Trusts - 6.6%
2,964	American Capital Agency Corp.	$86,904
15,807	Annaly Capital Management, Inc.	266,190
3,070	Hatteras Financial Corp.	85,223
4,345	Invesco Mortgage Capital, Inc.	68,130
12,279	MFA Financial, Inc.	90,128
	TOTAL EQUITIES (Cost $600,946)	596,575

	EXCHANGE-TRADED FUNDS - 91.1%
	Equity ETFs - 61.7%
5,663	Consumer Staples Select Sector SPDR Fund	181,386
7,799	Health Care Select Sector SPDR Fund	279,204
4,538	iShares Cohen & Steers Realty Majors Index Fund	337,809
6,716	iShares MSCI EAFE Index Fund	350,172
8,131	iShares MSCI Emerging Markets Index	342,559
9,380	iShares Russell 1000 Growth Index Fund	574,806
7,647	iShares Russell 1000 Value Index Fund	504,014
4,104	iShares Russell 2000 Growth Index Fund	371,699
4,429	iShares Russell 2000 Value Index Fund	310,252
5,399	iShares Russell Midcap Growth Index Fund	318,649
4,857	iShares Russell Midcap Value Index Fund	221,188
6,884	SPDR Barclays Capital Convertible Securities ETF	264,483
12,758	Technology Select Sector SPDR Fund	345,104
8,749	Vanguard Growth ETF	574,284
10,910	Vanguard Value ETF	592,522
		5,568,131
	Fixed Income ETFs - 29.4%
807	iShares Barclays 7-10 Year Treasury Bond Fund	85,929
3,974	iShares Barclays Credit Bond Fund	438,927
3,019	iShares Barclays MBS Bond Fund	327,169
741	iShares Barclays US Treasury Inflation Protected Securities Fund	88,446
3,848	iShares iBoxx $ High Yield Corporate Bond Fund	349,168
3,658	iShares iBoxx $ Investment Grade Corporate Bond Fund	425,060
1,612	iShares JP Morgan USD Emerging Markets Bond Fund	178,932
10,449	iShares S&P U.S. Preferred Stock Index Fund	398,525
8,965	SPDR Barclays Capital High Yield Bond ETF	353,849
		2,646,005
	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,997,504)	8,214,136

	SHORT-TERM INVESTMENTS - 4.0%
363,610	Fidelity Institutional Money Market Portfolio - Class I, 0.22% (a)	363,610
	TOTAL SHORT-TERM INVESTMENTS (Cost $363,610)	363,610

	Total Investments in Securities (Cost $8,962,060) - 101.7%	9,174,321
	Liabilities in Excess of Other Assets - (1.7)%	(153,370)
	NET ASSETS - 100.0%	$9,020,951

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day yield as of January 31, 2012.

SiM Dynamic Allocation Equity Income Fund
Schedule of Investments
January 31, 2012 (Unaudited)

Shares		Value
	EQUITIES - 5.9%
	Real Estate Investment Trusts - 5.9%
7,665	American Capital Agency Corp.	$224,738
35,492	Annaly Capital Management, Inc.	597,685
8,082	Hatteras Financial Corp.	224,356
14,770	Invesco Mortgage Capital, Inc.	231,594
30,589	MFA Financial, Inc.	224,523
	TOTAL EQUITIES (Cost $1,493,206)	1,502,896

	EXCHANGE-TRADED FUNDS - 92.0%
	Equity ETFs - 80.4%
22,433	Consumer Staples Select Sector SPDR Fund	718,529
27,411	Health Care Select Sector SPDR Fund	981,314
13,462	iShares Cohen & Steers Realty Majors Index Fund	1,002,111
24,638	iShares MSCI EAFE Index Fund	1,284,625
30,597	iShares MSCI Emerging Markets Index	1,289,052
34,318	iShares Russell 1000 Growth Index Fund	2,103,007
30,826	iShares Russell 1000 Value Index Fund	2,031,742
15,681	iShares Russell 2000 Growth Index Fund	1,420,228
17,710	iShares Russell 2000 Value Index Fund	1,240,586
19,725	iShares Russell Midcap Growth Index Fund	1,164,170
14,021	iShares Russell Midcap Value Index Fund	638,516
18,556	SPDR Barclays Capital Convertible Securities ETF	712,922
49,243	Technology Select Sector SPDR Fund	1,332,023
33,605	Vanguard Growth ETF	2,205,831
40,155	Vanguard Value ETF	2,180,818
		20,305,474
	Fixed Income ETFs - 11.6%
818	iShares Barclays 7-10 Year Treasury Bond Fund	87,101
4,379	iShares Barclays Credit Bond Fund	483,661
3,388	iShares Barclays MBS Bond Fund	367,158
737	iShares Barclays US Treasury Inflation Protected Securities Fund	87,968
4,080	iShares iBoxx $ High Yield Corporate Bond Fund	370,219
3,849	iShares iBoxx $ Investment Grade Corporate Bond Fund	447,254
1,894	iShares JP Morgan USD Emerging Markets Bond Fund	210,234
12,953	iShares S&P U.S. Preferred Stock Index Fund	494,027
10,007	SPDR Barclays Capital High Yield Bond ETF	394,976
		2,942,598
	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,386,586)	23,248,072

	SHORT-TERM INVESTMENTS - 2.8%
704,095	Fidelity Institutional Money Market Portfolio - Class I, 0.22% (a)	704,095
	TOTAL SHORT-TERM INVESTMENTS (Cost $704,095)	704,095

	Total Investments in Securities (Cost $24,583,887) - 100.7%	25,455,063
	Liabilities in Excess of Other Assets - (0.7)%	(189,262)
	NET ASSETS - 100.0%	$25,265,801

ETF - Exchange-Traded Fund
(a) Rate shown is the 7-day yield as of January 31, 2012.

SiM Dynamic Allocation Funds
Notes to Schedule of Investments
January 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The SiM Dynamic Allocation Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
●
Level 2 –  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●
Level 3 –  Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2012:

SiM Dynamic Allocation Diversified Income Fund

	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$1,080,880	$-	$-	$1,080,880
Exchanged-Traded Funds
Equity	1,986,360	-	-	1,986,360
Fixed Income	6,756,545	-	-	6,756,545
Total Exchange-Traded Funds	8,742,905	-	-	8,742,905
Short-Term Investments	329,924	-	-	329,924
Total Investments in Securities	$10,153,709	$-	$-	$10,153,709

SiM Dynamic Allocation Balanced Income Fund

	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$596,575	$-	$-	$596,575
Exchanged-Traded Funds
Equity	5,568,131	-	-	5,568,131
Fixed Income	2,646,005	-	-	2,646,005
Total Exchange-Traded Funds	8,214,136	-	-	8,214,136
Short-Term Investments	363,610	-	-	363,610
Total Investments in Securities	$9,174,321	$-	$-	$9,174,321

SiM Dynamic Allocation Equity Income Fund

	Level 1	Level 2	Level 3	Total
Equities
Real Estate Investment Trusts	$1,502,896	$-	$-	$1,502,896
Exchanged-Traded Funds
Equity	20,305,474	-	-	20,305,474
Fixed Income	2,942,598	-	-	2,942,598
Total Exchange-Traded Funds	23,248,072	-	-	23,248,072
Short-Term Investments	704,095	-	-	704,095
Total Investments in Securities	$25,455,063	$-	$-	$25,455,063

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at January 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended January 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

SiM Dynamic Allocation Diversified Income Fund

Cost of investments	$9,939,638

Gross unrealized appreciation	$277,862
Gross unrealized depreciation	(63,791)
Net unrealized appreciation	$214,071

SiM Dynamic Allocation Balanced Income Fund

Cost of investments	$8,962,060

Gross unrealized appreciation	$289,677
Gross unrealized depreciation	(77,416)
Net unrealized appreciation	$212,261

SiM Dynamic Allocation Equity Income Fund

Cost of investments	$24,583,887

Gross unrealized appreciation	$1,062,835
Gross unrealized depreciation	(191,659)
Net unrealized appreciation	$871,176

*Because tax adjustments are calculated annually, the above tables do not include tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  3/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  3/22/12

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date  3/22/12

* Print the name and title of each signing officer under his or her signature.